Available-for-Sale Securities Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Available-for-Sale Securities Investments
Listed equity securities, Amortized cost		¥ 262,519			¥ 229,147
Listed equity securities, Gross unrealized gains		2,498			11,742
Listed equity securities, Gross unrealized losses		(10,281)
Listed equity securities, Fair value		254,736			240,889
Debt securities, Amortized cost		15,000			167,055
Debt securities, Fair value		15,000			167,055
Amortized cost		277,519			396,202
Gross unrealized gains		2,498			11,742
Gross unrealized losses		(10,281)
Fair value		269,736		$ 58,756	¥ 407,944
Impairments of available-for-sale securities	¥ 48,634	¥ 0	¥ 0